Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Multi-Manager Small Cap Equity Strategies Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Multi-Manager Small Cap Equity Strategies Fund
Class Name	Institutional Class
Trading Symbol	CZMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multi-Manager Small Cap Equity Strategies Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selection within the financials (notably within the banks industry) and utilities sectors was most impactful on relative returns.
Allocations
| An overweight to the information technology sector benefited relative performance. Underweights to the utilities, energy and health care sectors all benefited relative results as well.
Individual holdings
| Positions in AAON, Construction Partners and Casella Waste Systems were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selection within the health care and consumer discretionary sectors detracted most from relative returns during the annual period. Relative performance within the biotechnology industry of the health care sector was particularly challenging, as was the software industry within the information technology sector.
Allocations
| A small cash allocation was a drag on performance relative to the Fund’s Russell 2000 Index benchmark.
Individual holdings
| The two largest relative detractors, MicroStrategy and Carvana, were strong performing stocks in the benchmark but were not owned by the Fund. Fox Factory, Paycor HCM and Stevanto Group were also top relative detractors.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b)	14.77	9.77	8.22
Russell ® 2000 Index	18.47	9.68	8.03
Russell ® 3000 Index	26.14	15.19	12.36
(a)
The returns shown for periods prior to January 3, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. Class A shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performace to the Russell
®
3000 Index, a broad-based performance index that meets new regulatory requirements. The Fund's performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performace to the Russell ® 3000 Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund's performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,648,637,831
Holdings Count | Holding	795
Advisory Fees Paid, Amount	$ 12,095,254
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 1,648,637,831
Total number of portfolio holdings	795
Management services fees (represents 0.82% of Fund average net assets)	$ 12,095,254
Portfolio turnover for the reporting period	66%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a perce ntage of Fun
d net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Casella Waste Systems, Inc., Class A	1.6%
Simpson Manufacturing Co., Inc.	1.2%
AAON, Inc.	1.2%
Descartes Systems Group, Inc. (The)	1.1%
Exponent, Inc.	1.0%
SPS Commerce, Inc.	0.8%
Novanta, Inc.	0.8%
FirstService Corp.	0.8%
Altair Engineering, Inc., Class A	0.8%
Construction Partners, Inc., Class A	0.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Casella Waste Systems, Inc., Class A	1.6%
Simpson Manufacturing Co., Inc.	1.2%
AAON, Inc.	1.2%
Descartes Systems Group, Inc. (The)	1.1%
Exponent, Inc.	1.0%
SPS Commerce, Inc.	0.8%
Novanta, Inc.	0.8%
FirstService Corp.	0.8%
Altair Engineering, Inc., Class A	0.8%
Construction Partners, Inc., Class A	0.7%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds